RESTRICTED NET ASSETS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RESTRICTED NET ASSETS
Minimum required percentage of after tax profit appropriated to general reserve fund	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Reserve funds not distributed as cash dividends	105,604	64,957	49,626
Restricted share capital of PRC subsidiaries	2,075,975
Restricted net assets not available for distribution to the Company in the form of dividends, loans or advances	2,181,579